UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-03735

The New Economy Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street, 55th Floor

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2022

Gregory F. Niland

The New Economy Fund

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

The New Economy Fund®
Semi-annual report for the six months ended May 31, 2022

We believe in investing
in global companies
that will help shape
our future

The New Economy Fund seeks long-term growth of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended June 30, 2022 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	–28.49%	7.69%	11.64%
Class A shares (reflecting 5.75% maximum sales charge)	–32.76	6.18	10.73

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios were 0.52% for Class F-2 shares and 0.74% for Class A shares as of the prospectus dated February 1, 2022.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com for more information.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for The New Economy Fund for the periods ended May 31, 2022, are shown in the table below, as well as results of the fund’s benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/neffx. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

8	Financial statements

12	Notes to financial statements

23	Financial highlights

Results at a glance

For periods ended May 31, 2022, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

The New Economy Fund (Class F-2 shares)[2]	–23.74%	–19.98%	9.70%	12.97%	11.22%
The New Economy Fund (Class A shares)	–23.84	–20.17	9.45	12.71	10.97
MSCI ACWI (All Country World Index)[3,4]	–9.35	–6.78	9.00	10.25	9.39

[1]	Lifetime returns are as of December 1, 1983, the inception date of Class A shares.
[2]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	From December 1, 1983, through December 31, 1987, the MSCI World Index was used because the MSCI ACWI did not exist. MSCI World Index results reflect dividends net of withholding taxes. Source: MSCI. MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.
[4]	Market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

The New Economy Fund	1

Investment portfolio May 31, 2022	unaudited

Sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	70.77%
Eurozone*	3.39
China	3.01
India	2.88
Taiwan	1.92
Japan	1.35
South Korea	1.35
Hong Kong	1.05
Canada	.45
Other countries	1.33
Short-term securities & other assets less liabilities	12.50
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Finland, France, Germany, Ireland, the Netherlands and Spain.

Common stocks 87.07%	Shares	Value (000)
Information technology 28.84%
Microsoft Corp.	4,404,097	$1,197,341
Broadcom, Inc.	1,672,074	970,020
Micron Technology, Inc.	11,116,228	820,822
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	3,493,417	332,923
Taiwan Semiconductor Manufacturing Company, Ltd.	4,418,000	85,239
Ceridian HCM Holding, Inc.[1]	6,242,061	351,428
Mastercard, Inc., Class A	904,935	323,849
Applied Materials, Inc.	2,511,251	294,545
Wolfspeed, Inc.[1]	3,548,312	266,939
Samsung Electronics Co., Ltd.	3,792,850	206,626
ASML Holding NV	324,329	186,626
Arista Networks, Inc.[1]	1,535,000	157,000
SK hynix, Inc.	1,719,963	150,142
Motorola Solutions, Inc.	639,784	140,586
Apple, Inc.	825,108	122,809
ServiceNow, Inc.[1]	254,924	119,169
Zendesk, Inc.[1]	1,172,100	107,189
Marqeta, Inc., Class A1	9,278,282	97,144
EPAM Systems, Inc.[1]	251,266	85,059
Snowflake, Inc., Class A1	656,424	83,792
Accenture PLC, Class A	258,241	77,075
NortonLifeLock, Inc.	3,036,000	73,896
MediaTek, Inc.	2,328,000	72,587
Fiserv, Inc.[1]	607,005	60,810
Zscaler, Inc.[1]	392,791	60,132
Adobe, Inc.[1]	144,139	60,031
Informatica, Inc., Class A1,2	2,860,000	58,344
Visa, Inc., Class A	239,767	50,871
Salesforce, Inc.[1]	311,000	49,835
DoubleVerify Holdings, Inc.[1]	2,075,000	46,169
Smartsheet, Inc., Class A1	1,294,865	46,162
Datadog, Inc., Class A1	465,403	44,395
Atlassian Corp. PLC, Class A1	247,933	43,963
RingCentral, Inc., Class A1	674,415	42,583
Advanced Micro Devices, Inc.[1]	408,844	41,645
MongoDB, Inc., Class A1	169,667	40,236
Autodesk, Inc.[1]	187,980	39,053
Keyence Corp.	93,500	37,470
NVIDIA Corp.	181,000	33,796
Insight Enterprises, Inc.[1]	338,952	33,495
PayPal Holdings, Inc.[1]	368,353	31,387
CrowdStrike Holdings, Inc., Class A1	183,163	29,304
Block, Inc., Class A1	314,553	27,526
Lam Research Corp.	50,484	26,253

2	The New Economy Fund

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
SAP SE	262,952	$26,194
Qorvo, Inc.[1]	232,001	25,926
Amadeus IT Group SA, Class A, non-registered shares[1]	405,931	25,206
Cloudflare, Inc., Class A1	402,104	22,518
CCC Intelligent Solutions Holdings, Inc.[1]	2,467,640	22,085
Ciena Corp.[1]	430,000	21,853
Pegasystems, Inc.	439,100	21,753
HubSpot, Inc.[1]	61,237	20,679
Affirm Holdings, Inc., Class A1	700,459	19,963
eMemory Technology, Inc.	344,900	18,300
Paycom Software, Inc.[1]	58,889	16,744
SentinelOne, Inc., Class A1	684,149	16,276
PagSeguro Digital, Ltd., Class A1	894,900	13,746
OBIC Co., Ltd.	85,000	12,598
Concentrix Corp.	77,758	12,044
ALTEN SA, non-registered shares	89,984	11,979
Okta, Inc., Class A1	137,094	11,386
Nice, Ltd. (ADR)[1]	54,990	10,928
Twilio, Inc.[1]	93,858	9,871
Xero, Ltd.[1]	149,973	9,610
Suse SA1,2	326,985	9,457
Marvell Technology, Inc.	158,676	9,386
Lightspeed Commerce, Inc., subordinate voting shares[1,2]	339,476	8,823
Confluent, Inc., Class A1	400,500	8,463
Paylocity Holding Corp.[1]	44,891	7,850
Nomura Research Institute, Ltd.	250,000	6,894
Avaya Holdings Corp.[1]	1,568,000	5,786
Stripe, Inc., Class B1,3,4,5	52,548	1,748
GLOBALFOUNDRIES, Inc.[1,2]	15,997	955
		7,635,287

Health care 17.49%
UnitedHealth Group, Inc.	1,628,945	809,227
Thermo Fisher Scientific, Inc.	1,026,915	582,846
Abbott Laboratories	2,946,979	346,152
WuXi Biologics (Cayman), Inc.[1]	29,405,500	217,341
Centene Corp.[1]	2,655,000	216,223
Agilon Health, Inc.[1]	9,312,130	177,862
Daiichi Sankyo Company, Ltd.	6,350,645	168,663
Biohaven Pharmaceutical Holding Co., Ltd.[1]	1,123,628	161,499
Molina Healthcare, Inc.[1]	533,181	154,740
Insulet Corp.[1]	713,010	152,213
WuXi AppTec Co., Ltd., Class H	10,960,652	135,276
Eli Lilly and Company	400,346	125,484
PerkinElmer, Inc.	746,153	111,677
Humana, Inc.	236,724	107,527
Catalent, Inc.[1]	854,803	88,096
Cigna Corp.	300,000	80,487
Alnylam Pharmaceuticals, Inc.[1]	602,000	75,732
Stryker Corp.	322,249	75,567
Exact Sciences Corp.[1]	1,449,980	72,224
Pfizer, Inc.	1,320,000	70,013
NovoCure, Ltd.[1]	853,844	68,632
Zoetis, Inc., Class A	382,115	65,315
Gilead Sciences, Inc.	1,000,810	64,903
Olympus Corp.	3,009,400	62,895
AbbVie, Inc.	390,000	57,474
Align Technology, Inc.[1]	191,900	53,279
Regeneron Pharmaceuticals, Inc.[1]	73,399	48,791
Fate Therapeutics, Inc.[1]	1,731,000	39,986
Vertex Pharmaceuticals, Inc.[1]	131,378	35,295
IQVIA Holdings, Inc.[1]	156,600	33,708
AbCellera Biologics, Inc.[1,2]	3,788,555	28,869
Encompass Health Corp.	365,200	23,935
Rede D’Or Sao Luiz SA	3,086,539	23,263
Bachem Holding AG, Class B	269,935	21,177
Carl Zeiss Meditec AG, non-registered shares	144,482	19,272
BioMarin Pharmaceutical, Inc.[1]	225,488	16,941

The New Economy Fund	3

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Oak Street Health, Inc.[1]	673,500	$12,716
Penumbra, Inc.[1]	64,263	9,442
Novavax, Inc.[1,2]	114,979	6,362
HOYA Corp.	40,000	4,291
Chugai Pharmaceutical Co., Ltd.	154,000	4,220
		4,629,615

Financials 10.43%
Kotak Mahindra Bank, Ltd.	21,233,837	505,121
AIA Group, Ltd.	26,797,200	276,263
JPMorgan Chase & Co.	1,681,433	222,336
Berkshire Hathaway, Inc., Class B1	576,440	182,144
Charles Schwab Corp.	2,095,924	146,924
SVB Financial Group[1]	260,136	127,095
Arch Capital Group, Ltd.[1]	2,354,195	111,730
Discover Financial Services	929,518	105,491
KKR & Co., Inc.	1,551,000	85,010
CME Group, Inc., Class A	385,340	76,617
Tradeweb Markets, Inc., Class A	1,048,014	70,856
Nasdaq, Inc.	453,294	70,378
Intercontinental Exchange, Inc.	611,816	62,644
PNC Financial Services Group, Inc.	356,000	62,446
Marsh & McLennan Companies, Inc.	378,669	60,568
Chubb, Ltd.	272,500	57,577
HDFC Bank, Ltd.	2,941,300	52,621
RenaissanceRe Holdings, Ltd.	338,074	51,901
Star Health & Allied Insurance Co., Ltd.[1]	5,796,777	50,982
Morgan Stanley	585,700	50,452
Aon PLC, Class A	169,500	46,726
LPL Financial Holdings, Inc.	219,200	43,005
Canadian Imperial Bank of Commerce	766,000	42,138
Nu Holdings, Ltd., Class A1,2	6,402,760	24,395
Nu Holdings, Ltd., Class A1	4,162,986	15,861
Fifth Third Bancorp	964,000	38,011
MSCI, Inc.	72,700	32,159
EQT AB	1,086,119	31,830
Janus Henderson Group PLC	695,000	19,536
S&P Global, Inc.	47,000	16,426
Bajaj Finserv, Ltd.	76,000	12,661
Allfunds Group PLC	988,442	9,025
		2,760,929

Consumer discretionary 9.64%
Amazon.com, Inc.[1]	230,628	554,474
MercadoLibre, Inc.[1]	284,379	223,488
Hilton Worldwide Holdings, Inc.	1,514,760	213,369
Home Depot, Inc.	517,455	156,660
Floor & Decor Holdings, Inc., Class A1	1,990,082	150,132
General Motors Company[1]	3,786,851	146,475
Five Below, Inc.[1]	990,445	129,342
Chipotle Mexican Grill, Inc.[1]	87,756	123,082
Rivian Automotive, Inc., Class A1,2	1,945,018	61,074
Rivian Automotive, Inc., Class A1	1,439,173	45,190
Airbnb, Inc., Class A1	801,397	96,865
Flutter Entertainment PLC[1]	774,869	94,707
LVMH Moët Hennessy-Louis Vuitton SE	128,586	82,440
Evolution AB	471,409	49,304
Dollar General Corp.	209,500	46,161
DraftKings, Inc., Class A1,2	3,253,451	44,084
NIKE, Inc., Class B	358,783	42,641
Entain PLC[1]	2,284,082	42,079
Booking Holdings, Inc.[1]	16,778	37,642
Dollar Tree Stores, Inc.[1]	183,700	29,453
YUM! Brands, Inc.	238,956	29,026
Aptiv PLC[1]	268,547	28,530
EssilorLuxottica	132,569	21,355
Tesla, Inc.[1]	26,014	19,725
Burlington Stores, Inc.[1]	111,736	18,805

4	The New Economy Fund

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Carvana Co., Class A1	465,500	$13,704
Target Corp.	82,000	13,274
Etsy, Inc.[1]	152,000	12,330
Bandai Namco Holdings, Inc.	150,000	11,215
Sony Group Corp.	90,000	8,470
Meituan, Class B1	226,791	5,405
JD.com, Inc., Class A	5,338	154
		2,550,655

Communication services 9.17%
Alphabet, Inc., Class C1	194,820	444,341
Alphabet, Inc., Class A1	173,622	395,032
Comcast Corp., Class A	6,740,961	298,490
Meta Platforms, Inc., Class A1	1,406,561	272,366
Netflix, Inc.[1]	1,161,623	229,351
ZoomInfo Technologies, Inc.[1]	4,645,985	187,651
Tencent Holdings, Ltd.	2,930,600	135,341
Epic Games, Inc.[1,3,4,5]	84,438	78,527
T-Mobile US, Inc.[1]	453,259	60,415
Endeavor Group Holdings, Inc., Class A1	2,615,588	59,426
Charter Communications, Inc., Class A1	93,949	47,626
Snap, Inc., Class A, nonvoting shares[1]	3,000,000	42,330
Live Nation Entertainment, Inc.[1]	433,548	41,209
New York Times Co., Class A	1,016,000	35,042
Warner Music Group Corp., Class A	1,083,000	32,154
Take-Two Interactive Software, Inc.[1]	172,480	21,479
Match Group, Inc.[1]	270,000	21,271
Activision Blizzard, Inc.	200,024	15,578
Bandwidth, Inc., Class A1	359,338	7,560
Bumble, Inc., Class A1	45,667	1,302
		2,426,491

Industrials 6.79%
L3Harris Technologies, Inc.	845,906	203,779
General Electric Co.	2,434,775	190,618
CSX Corp.	5,695,250	181,052
Union Pacific Corp.	785,050	172,538
Airbus SE, non-registered shares	1,176,179	137,355
Old Dominion Freight Line, Inc.	470,894	121,604
Copart, Inc.[1]	915,806	104,887
Carrier Global Corp.	2,480,378	97,504
Raytheon Technologies Corp.	937,100	89,137
Safran SA	822,024	84,939
Northrop Grumman Corp.	159,500	74,641
TransDigm Group, Inc.[1]	99,719	60,367
Norfolk Southern Corp.	209,315	50,164
Canadian Pacific Railway, Ltd.	532,000	38,006
NIBE Industrier AB, Class B	3,728,186	32,487
Daikin Industries, Ltd.	176,600	28,376
Stericycle, Inc.[1]	498,709	25,210
Boeing Company[1]	168,375	22,124
Equifax, Inc.	85,673	17,356
Rentokil Initial PLC	2,611,000	16,655
Hefei Meyer Optoelectronic Technology, Inc., Class A	4,996,184	14,058
IMCD NV	78,478	11,770
Teleperformance SE	22,560	7,476
Ryanair Holdings PLC (ADR)[1]	80,994	7,063
Wizz Air Holdings PLC[1]	160,823	5,917
Grab Holdings, Ltd., Class A1	400,000	1,064
		1,796,147

Energy 1.35%
Gaztransport & Technigaz SA	706,800	92,572
Neste OYJ	1,321,669	60,600
Reliance Industries, Ltd.	1,782,547	60,446
Schlumberger, Ltd.	890,000	40,905

The New Economy Fund	5

Common stocks (continued)	Shares	Value (000)
Energy (continued)
Baker Hughes Co., Class A	1,134,000	$40,801
Halliburton Company	790,000	31,995
TechnipFMC PLC[1]	3,673,000	30,266
		357,585

Utilities 0.94%
ENN Energy Holdings, Ltd.	15,216,700	233,277
NextEra Energy, Inc.	223,600	16,924
		250,201

Consumer staples 0.94%
Costco Wholesale Corp.	396,115	184,677
Monster Beverage Corp.[1]	462,000	41,173
Seven & i Holdings Co., Ltd.	293,600	12,338
Ocado Group PLC[1]	830,723	9,744
		247,932

Materials 0.84%
Sherwin-Williams Company	600,000	160,824
Linde PLC	95,800	31,104
Yunnan Energy New Material Co., Ltd., Class A	328,460	10,745
Air Liquide SA, non-registered shares	57,957	10,132
Corteva, Inc.	149,600	9,368
		222,173

Real estate 0.64%
Embassy Office Parks REIT	16,000,000	81,337
CIFI Ever Sunshine Services Group, Ltd.	39,022,000	45,252
Equinix, Inc. REIT	63,659	43,740
		170,329

Total common stocks (cost: $16,594,148,000)		23,047,344

Preferred securities 0.35%
Consumer discretionary 0.35%
Maplebear, Inc., Series H, noncumulative preferred shares[1,3,4,5]	830,425	61,543
Maplebear, Inc., Series I, noncumulative preferred shares[1,3,4,5]	398,330	29,520
		91,063

Information technology 0.00%
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3,4,5]	22,617	752

Total preferred securities (cost: $100,524,000)		91,815

Convertible stocks 0.08%
Information technology 0.08%
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares[3,4,5]	30,562,347	21,088

Total convertible stocks (cost: $25,000,000)		21,088

Short-term securities 12.26%
Money market investments 12.01%
Capital Group Central Cash Fund 0.85%[6,7]	$31,788,064	3,178,807

Money market investments purchased with collateral from securities on loan 0.25%
Capital Group Central Cash Fund 0.85%[6,7,8]	299,521	29,952
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.71%[6,8]	7,488,143	7,489
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.67%[6,8]	7,488,143	7,488

6	The New Economy Fund

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan (continued)
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.71%[6,8]	7,488,143	$7,488
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.71%[6,8]	7,488,143	7,488
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.71%[6,8]	5,582,501	5,583
		65,488

Total short-term securities (cost: $3,244,219,000)		3,244,295
Total investment securities 99.76% (cost: $19,963,891,000)		26,404,542
Other assets less liabilities 0.24%		64,849

Net assets 100.00%		$26,469,391

Investments in affiliates7

	Value of affiliates at 12/1/2021 (000)	Additions (000)	Reductions (000)		Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 5/31/2022 (000)	Dividend income (000)
Short-term securities 12.12%
Money market investments 12.01%
Capital Group Central Cash Fund 0.85%[6]	$1,100,194	$3,743,246	$1,664,645		$27	$(15)	$3,178,807	$3,500
Money market investments purchased with collateral from securities on loan 0.11%
Capital Group Central Cash Fund 0.85%[6,8]	32,601		2,649	[9]			29,952	—	[10]
Total short-term securities							3,208,759
Total 12.12%					$27	$(15)	$3,208,759	$3,500

Private placement securities5

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Maplebear, Inc., Series H, noncumulative preferred shares	11/13/2020	$49,826	$61,543	.23%
Maplebear, Inc., Series I, noncumulative preferred shares	2/26/2021	49,791	29,520	.11
Epic Games, Inc.	3/29/2021	74,728	78,527	.30
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares	2/18/2022	25,000	21,088	.08
Stripe, Inc., Class B	5/6/2021	2,109	1,748	.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares	3/15/2021	908	752	.00
Total		$202,362	$193,178	.73%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $70,075,000, which represented .26% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $193,178,000, which represented .73% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933.May be subject to legal or contractual restrictions on resale.
[6]	Rate represents the seven-day yield at 5/31/2022.
[7]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[9]	Represents net activity. Refer to Note 5 for more information on securities lending.
[10]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation

ADR = American Depositary Receipts

Refer to the notes to financial statements.

The New Economy Fund	7

Financial statements

Statement of assets and liabilities	unaudited
at May 31, 2022	(dollars in thousands)

Assets:
Investment securities, at value (includes $70,075 of investment securities on loan):
Unaffiliated issuers (cost: $16,755,208)	$23,195,783
Affiliated issuers (cost: $3,208,683)	3,208,759	$26,404,542
Cash		383
Cash denominated in currencies other than U.S. dollars (cost: $282)		285
Cash collateral received for securities on loan		7,276
Receivables for:
Sales of investments	188,613
Sales of fund’s shares	25,867
Dividends	25,339
Securities lending income	1
Other	107	239,927
		26,652,413
Liabilities:
Collateral for securities on loan		72,764
Payables for:
Purchases of investments	62,312
Repurchases of fund’s shares	17,111
Investment advisory services	8,260
Services provided by related parties	4,592
Trustees’ deferred compensation	3,108
Non-U.S. taxes	14,388
Other	487	110,258
Net assets at May 31, 2022		$26,469,391

Net assets consist of:
Capital paid in on shares of beneficial interest		$20,110,111
Total distributable earnings		6,359,280
Net assets at May 31, 2022		$26,469,391

Refer to the notes to financial statements.

8	The New Economy Fund

Financial statements (continued)

Statement of assets and liabilities at May 31, 2022 (continued)	unaudited

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (573,317 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$13,659,339	295,176		$46.28
Class C	354,396	9,040		39.20
Class T	12	—	*	46.42
Class F-1	232,214	5,001		46.43
Class F-2	2,256,565	48,708		46.33
Class F-3	1,030,705	22,149		46.53
Class 529-A	827,759	18,141		45.63
Class 529-C	34,334	862		39.85
Class 529-E	30,744	691		44.51
Class 529-T	17	—	*	46.37
Class 529-F-1	9	—	*	45.63
Class 529-F-2	83,366	1,799		46.34
Class 529-F-3	10	—	*	46.33
Class R-1	28,565	699		40.90
Class R-2	176,419	4,280		41.22
Class R-2E	11,558	259		44.71
Class R-3	248,991	5,581		44.61
Class R-4	245,845	5,376		45.73
Class R-5E	64,038	1,391		46.05
Class R-5	80,107	1,712		46.80
Class R-6	7,104,398	152,452		46.60

*	Amount less than one thousand.

Refer to the notes to financial statements.

The New Economy Fund	9

Financial statements (continued)

Statement of operations	unaudited
for the six months ended May 31, 2022	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $3,164; also includes $3,500 from affiliates)	$114,426
Securities lending income (net of fees)	1,328
Interest	1,301	$117,055
Fees and expenses*:
Investment advisory services	55,824
Distribution services	25,428
Transfer agent services	10,730
Administrative services	4,537
529 plan services	319
Reports to shareholders	369
Registration statement and prospectus	514
Trustees’ compensation	(524)
Auditing and legal	26
Custodian	443
Other	36	97,702
Net investment income		19,353

Net realized loss and unrealized depreciation:
Net realized (loss) gain on:
Investments:
Unaffiliated issuers	(34,827)
Affiliated issuers	27
In-kind redemptions	3,332
Currency transactions	273	(31,195)
Net unrealized depreciation on:
Investments (net of non-U.S. taxes of $14,025):
Unaffiliated issuers	(8,241,624)
Affiliated issuers	(15)
Currency translations	(47)	(8,241,686)
Net realized loss and unrealized depreciation		(8,272,881)

Net decrease in net assets resulting from operations		$(8,253,528)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

10	The New Economy Fund

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended May 31, 2022*	Year ended November 30, 2021
Operations:
Net investment income (loss)	$19,353	$(37,703)
Net realized (loss) gain	(31,195)	2,726,667
Net unrealized (depreciation) appreciation	(8,241,686)	2,121,457
Net (decrease) increase in net assets resulting from operations	(8,253,528)	4,810,421

Distributions paid to shareholders	(2,477,953)	(773,115)

Net capital share transactions	2,598,054	1,278,359

Total (decrease) increase in net assets	(8,133,427)	5,315,665

Net assets:
Beginning of period	34,602,818	29,287,153
End of period	$26,469,391	$34,602,818

*	Unaudited.

Refer to the notes to financial statements.

The New Economy Fund	11

Notes to financial statements	unaudited

1. Organization

The New Economy Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks long-term growth of capital.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

12	The New Economy Fund

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

The New Economy Fund	13

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2022 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$7,633,539	$—	$1,748	$7,635,287
Health care	4,629,615	—	—	4,629,615
Financials	2,760,929	—	—	2,760,929
Consumer discretionary	2,550,655	—	—	2,550,655
Communication services	2,347,964	—	78,527	2,426,491
Industrials	1,796,147	—	—	1,796,147
Energy	357,585	—	—	357,585
Utilities	250,201	—	—	250,201
Consumer staples	247,932	—	—	247,932
Materials	222,173	—	—	222,173
Real estate	170,329	—	—	170,329
Preferred securities	—	—	91,815	91,815
Convertible stocks	—	—	21,088	21,088
Short-term securities	3,244,295	—	—	3,244,295
Total	$26,211,364	$—	$193,178	$26,404,542

14	The New Economy Fund

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline —sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may also be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to the fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

The New Economy Fund	15

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of May 31, 2022, the total value of securities on loan was $70,075,000, and the total value of collateral received was $72,764,000, which consisted entirely of cash. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

16	The New Economy Fund

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended May 31, 2022, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended May 31, 2022, the fund recognized $5,011,000 in reclaims (net of $284,000 in fees and the effect of realized gain or loss from currency translations) and $1,193,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of November 30, 2021, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Late year ordinary loss deferral*	$(40,921)
Undistributed long-term capital gains	2,477,053

*	This deferral is considered incurred in the subsequent year.

As of May 31, 2022, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$7,809,892
Gross unrealized depreciation on investments	(1,384,264)
Net unrealized appreciation on investments	6,425,628
Cost of investments	19,978,914

The New Economy Fund	17

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended May 31, 2022			Year ended November 30, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains		Total distributions paid
Class A	$—	$1,325,784	$1,325,784	$2,466		$413,384		$415,850
Class C	—	44,176	44,176	—		15,709		15,709
Class T	—	1	1	—	†	—	†	—	†
Class F-1	—	24,430	24,430	—		9,130		9,130
Class F-2	—	216,587	216,587	5,764		62,075		67,839
Class F-3	—	94,644	94,644	3,025		25,392		28,417
Class 529-A	—	80,254	80,254	109		24,599		24,708
Class 529-C	—	4,216	4,216	—		1,584		1,584
Class 529-E	—	3,139	3,139	—		994		994
Class 529-T	—	2	2	—	†	—	†	—	†
Class 529-F-1	—	1	1	—	†	—	†	—	†
Class 529-F-2	—	7,663	7,663	159		2,159		2,318
Class 529-F-3	—	1	1	—	†	—	†	—	†
Class R-1	—	3,178	3,178	—		1,151		1,151
Class R-2	—	19,354	19,354	—		6,526		6,526
Class R-2E	—	1,090	1,090	—		363		363
Class R-3	—	24,844	24,844	—		8,392		8,392
Class R-4	—	24,674	24,674	—		8,737		8,737
Class R-5E	—	6,106	6,106	133		1,804		1,937
Class R-5	—	8,087	8,087	311		3,043		3,354
Class R-6	—	589,722	589,722	19,140		156,966		176,106
Total	$—	$2,477,953	$2,477,953	$31,107		$742,008		$773,115

†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.580% on the first $500 million of daily net assets and decreasing to 0.340% on such assets in excess of $34 billion. For the six months ended May 31, 2022, the investment advisory services fees were $55,824,000, which were equivalent to an annualized rate of 0.369% of average daily net assets.

18	The New Economy Fund

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of May 31, 2022, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

Prior to January 1, 2022, the quarterly fees were based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2022, the quarterly fees were amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended May 31, 2022, the 529 plan services fees were $319,000, which were equivalent to 0.057% of the average daily net assets of each 529 share class.

The New Economy Fund	19

For the six months ended May 31, 2022, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$19,454	$7,526		$2,391		Not applicable
Class C	2,202	209		66		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	354	198		42		Not applicable
Class F-2	Not applicable	1,396		393		Not applicable
Class F-3	Not applicable	4		176		Not applicable
Class 529-A	1,045	412		144		$271
Class 529-C	212	19		6		12
Class 529-E	90	9		5		10
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	23		14		26
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	165	17		5		Not applicable
Class R-2	779	397		31		Not applicable
Class R-2E	39	14		2		Not applicable
Class R-3	723	238		43		Not applicable
Class R-4	365	160		44		Not applicable
Class R-5E	Not applicable	62		11		Not applicable
Class R-5	Not applicable	23		15		Not applicable
Class R-6	Not applicable	23		1,149		Not applicable
Total class-specific expenses	$25,428	$10,730		$4,537		$319

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $(524,000) in the fund’s statement of operations reflects $102,000 in current fees (either paid in cash or deferred) and a net decrease of $626,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended May 31, 2022, the fund engaged in such purchase and sale transactions with related funds in the amounts of $227,478,000 and $378,967,000, respectively, which generated $134,805,000 of net realized losses from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended May 31, 2022.

20	The New Economy Fund

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended May 31, 2022

Class A	$590,894	11,038	$1,301,052	21,406		$(1,150,773)	(21,503)	$741,173	10,941
Class C	23,882	526	44,071	853		(86,680)	(1,915)	(18,727)	(536)
Class T	—	—	—	—		—	—	—	—
Class F-1	9,595	177	24,118	395		(43,882)	(825)	(10,169)	(253)
Class F-2	334,889	6,211	209,163	3,441		(382,010)	(7,175)	162,042	2,477
Class F-3	162,110	3,000	94,146	1,543		(144,257)	(2,684)	111,999	1,859
Class 529-A	52,876	984	80,223	1,338		(73,031)	(1,355)	60,068	967
Class 529-C	3,788	80	4,214	80		(10,515)	(223)	(2,513)	(63)
Class 529-E	1,224	23	3,138	54		(3,284)	(61)	1,078	16
Class 529-T	—	—	2	—	†	—	—	2	— †
Class 529-F-1	—	—	1	—	†	—	—	1	— †
Class 529-F-2	9,564	176	7,663	126		(7,521)	(137)	9,706	165
Class 529-F-3	—	—	1	—	†	—	—	1	— †
Class R-1	2,646	57	3,164	59		(4,868)	(102)	942	14
Class R-2	19,476	408	19,349	356		(30,408)	(629)	8,417	135
Class R-2E	2,105	41	1,090	19		(1,638)	(31)	1,557	29
Class R-3	29,992	578	24,813	423		(40,594)	(769)	14,211	232
Class R-4	22,409	422	24,668	410		(41,224)	(771)	5,853	61
Class R-5E	6,973	129	6,106	101		(7,602)	(144)	5,477	86
Class R-5	6,181	115	8,084	132		(14,799)	(276)	(534)	(29)
Class R-6	1,009,610	18,677	584,760	9,567		(86,900)	(1,591)	1,507,470	26,653
Total net increase (decrease)	$2,288,214	42,642	$2,439,826	40,303		$(2,129,986)	(40,191)	$2,598,054	42,754

Refer to the end of the table for footnotes.

The New Economy Fund	21

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended November 30, 2021

Class A	$1,610,598	25,773	$408,407		7,019		$(1,952,050)	(31,119)	$66,955	1,673
Class C	74,477	1,379	15,670		310		(159,411)	(2,936)	(69,264)	(1,247)
Class T	—	—	—		—		—	—	—	—
Class F-1	39,824	638	8,979		154		(112,732)	(1,797)	(63,929)	(1,005)
Class F-2	788,408	12,581	65,109		1,121		(610,716)	(9,719)	242,801	3,983
Class F-3	373,364	5,917	28,286		486		(217,115)	(3,441)	184,535	2,962
Class 529-A	139,396	2,265	24,698		430		(141,965)	(2,289)	22,129	406
Class 529-C	9,610	175	1,583		31		(22,032)	(401)	(10,839)	(195)
Class 529-E	5,368	90	992		17		(6,546)	(108)	(186)	(1)
Class 529-T	—	—	1		—	†	—	—	1	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	24,621	394	2,318		40		(16,195)	(260)	10,744	174
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	5,511	98	1,151		22		(13,552)	(244)	(6,890)	(124)
Class R-2	50,350	889	6,526		124		(76,690)	(1,350)	(19,814)	(337)
Class R-2E	4,290	71	363		6		(5,630)	(93)	(977)	(16)
Class R-3	67,708	1,118	8,387		148		(101,181)	(1,665)	(25,086)	(399)
Class R-4	53,467	866	8,735		152		(106,356)	(1,733)	(44,154)	(715)
Class R-5E	15,481	249	1,938		34		(13,484)	(218)	3,935	65
Class R-5	20,270	321	3,350		57		(46,918)	(744)	(23,298)	(366)
Class R-6	1,566,264	25,182	174,534		2,993		(729,102)	(11,631)	1,011,696	16,544
Total net increase (decrease)	$4,849,007	78,006	$761,027		13,144		$(4,331,675)	(69,748)	$1,278,359	21,402

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $4,817,953,000 and $6,857,116,000, respectively, during the six months ended May 31, 2022.

22	The New Economy Fund

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class A:
5/31/2022[5,6]	$65.43	$.01	$(14.49)	$(14.48)	$—	$(4.67)	$(4.67)	$46.28	(23.84)%[7]	$13,659		.74%[8]		.74%[8]		.03%[8]
11/30/2021	57.74	(.12)	9.28	9.16	(.01)	(1.46)	(1.47)	65.43	16.18	18,597		.74		.74		(.20)
11/30/2020	47.60	.10	13.40	13.50	(.15)	(3.21)	(3.36)	57.74	30.27	16,314		.77		.77		.21
11/30/2019	45.74	.23	5.52	5.75	(.24)	(3.65)	(3.89)	47.60	14.56	13,160		.78		.78		.51
11/30/2018	48.26	.24	.94	1.18	(.08)	(3.62)	(3.70)	45.74	2.59	12,165		.76		.76		.49
11/30/2017	36.67	.11	12.29	12.40	(.10)	(.71)	(.81)	48.26	34.53	12,079		.78		.78		.25
Class C:
5/31/2022[5,6]	56.34	(.17)	(12.30)	(12.47)	—	(4.67)	(4.67)	39.20	(24.13)[7]	354		1.50	[8]	1.50	[8]	(.73)[8]
11/30/2021	50.27	(.51)	8.04	7.53	—	(1.46)	(1.46)	56.34	15.30	539		1.49		1.49		(.94)
11/30/2020	42.01	(.21)	11.68	11.47	—	(3.21)	(3.21)	50.27	29.30	544		1.51		1.51		(.50)
11/30/2019	40.90	(.10)	4.86	4.76	—	(3.65)	(3.65)	42.01	13.69	531		1.55		1.55		(.25)
11/30/2018	43.77	(.13)	.88	.75	—	(3.62)	(3.62)	40.90	1.81	544		1.55		1.55		(.30)
11/30/2017	33.51	(.21)	11.18	10.97	—	(.71)	(.71)	43.77	33.42	539		1.59		1.59		(.55)
Class T:
5/31/2022[5,6]	65.54	.08	(14.53)	(14.45)	—	(4.67)	(4.67)	46.42	(23.74)[7,9]	—	[10]	.49	[8,9]	.49	[8,9]	.28 [8,9]
11/30/2021	57.82	.02	9.29	9.31	(.13)	(1.46)	(1.59)	65.54	16.44 [9]	—	[10]	.51	[9]	.51	[9]	.03 [9]
11/30/2020	47.66	.21	13.41	13.62	(.25)	(3.21)	(3.46)	57.82	30.57 [9]	—	[10]	.53	[9]	.53	[9]	.44 [9]
11/30/2019	45.80	.33	5.51	5.84	(.33)	(3.65)	(3.98)	47.66	14.83 [9]	—	[10]	.54	[9]	.54	[9]	.75 [9]
11/30/2018	48.32	.33	.94	1.27	(.17)	(3.62)	(3.79)	45.80	2.80 [9]	—	[10]	.56	[9]	.56	[9]	.69 [9]
11/30/2017[5,11]	39.44	.12	8.76	8.88	—	—	—	48.32	22.52 [7,9]	—	[10]	.59	[8,9]	.59	[8,9]	.43 [8,9]
Class F-1:
5/31/2022[5,6]	65.65	(.01)	(14.54)	(14.55)	—	(4.67)	(4.67)	46.43	(23.86)[7]	232		.79	[8]	.79	[8]	(.03)[8]
11/30/2021	57.95	(.15)	9.31	9.16	—	(1.46)	(1.46)	65.65	16.12	345		.79		.79		(.24)
11/30/2020	47.76	.09	13.44	13.53	(.13)	(3.21)	(3.34)	57.95	30.21	363		.80		.80		.19
11/30/2019	45.85	.21	5.54	5.75	(.19)	(3.65)	(3.84)	47.76	14.50	329		.83		.83		.47
11/30/2018	48.36	.21	.95	1.16	(.05)	(3.62)	(3.67)	45.85	2.54	315		.83		.83		.43
11/30/2017	36.73	.08	12.32	12.40	(.06)	(.71)	(.77)	48.36	34.46	363		.84		.84		.19
Class F-2:
5/31/2022[5,6]	65.43	.07	(14.50)	(14.43)	—	(4.67)	(4.67)	46.33	(23.74)[7]	2,257		.51	[8]	.51	[8]	.26 [8]
11/30/2021	57.73	.02	9.28	9.30	(.14)	(1.46)	(1.60)	65.43	16.43	3,025		.51		.51		.03
11/30/2020	47.58	.20	13.41	13.61	(.25)	(3.21)	(3.46)	57.73	30.58	2,439		.52		.52		.41
11/30/2019	45.75	.33	5.50	5.83	(.35)	(3.65)	(4.00)	47.58	14.81	1,586		.55		.55		.75
11/30/2018	48.26	.34	.94	1.28	(.17)	(3.62)	(3.79)	45.75	2.82	1,406		.55		.55		.71
11/30/2017	36.69	.19	12.28	12.47	(.19)	(.71)	(.90)	48.26	34.81	1,052		.57		.57		.46
Class F-3:
5/31/2022[5,6]	65.66	.10	(14.56)	(14.46)	—	(4.67)	(4.67)	46.53	(23.71)[7]	1,031		.41	[8]	.41	[8]	.37 [8]
11/30/2021	57.91	.08	9.30	9.38	(.17)	(1.46)	(1.63)	65.66	16.55	1,332		.41		.41		.13
11/30/2020	47.72	.25	13.44	13.69	(.29)	(3.21)	(3.50)	57.91	30.73	1,004		.44		.43		.52
11/30/2019	45.87	.37	5.52	5.89	(.39)	(3.65)	(4.04)	47.72	14.93	705		.45		.45		.84
11/30/2018	48.38	.39	.93	1.32	(.21)	(3.62)	(3.83)	45.87	2.91	541		.46		.46		.81
11/30/2017[5,12]	37.90	.20	10.28	10.48	—	—	—	48.38	27.65 [7]	324		.47	[8]	.47	[8]	.53 [8]
Class 529-A:
5/31/2022[5,6]	64.58	— [13]	(14.28)	(14.28)	—	(4.67)	(4.67)	45.63	(23.83)[7]	828		.77	[8]	.77	[8]	.01 [8]
11/30/2021	57.02	(.14)	9.17	9.03	(.01)	(1.46)	(1.47)	64.58	16.13	1,109		.77		.77		(.22)
11/30/2020	47.05	.08	13.23	13.31	(.13)	(3.21)	(3.34)	57.02	30.23	956		.80		.80		.16
11/30/2019	45.25	.20	5.46	5.66	(.21)	(3.65)	(3.86)	47.05	14.51	694		.83		.83		.46
11/30/2018	47.80	.20	.94	1.14	(.07)	(3.62)	(3.69)	45.25	2.53	629		.83		.83		.43
11/30/2017	36.33	.08	12.17	12.25	(.07)	(.71)	(.78)	47.80	34.44	561		.85		.85		.19

Refer to the end of the table for footnotes.

The New Economy Fund	23

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
5/31/2022[5,6]	$57.20	$(.18)	$(12.50)	$(12.68)	$—	$(4.67)	$(4.67)	$39.85	(24.13)%[7]		$34		1.54%[8]		1.54%[8]		(.78)%[8]
11/30/2021	51.04	(.54)	8.16	7.62	—	(1.46)	(1.46)	57.20	15.26		53		1.52		1.52		(.98)
11/30/2020	42.62	(.18)	11.81	11.63	—	(3.21)	(3.21)	51.04	29.25		57		1.56		1.56		(.43)
11/30/2019	41.45	(.12)	4.94	4.82	—	(3.65)	(3.65)	42.62	13.62		106		1.59		1.59		(.30)
11/30/2018	44.33	(.15)	.89	.74	—	(3.62)	(3.62)	41.45	1.76		110		1.60		1.60		(.35)
11/30/2017	33.94	(.23)	11.33	11.10	—	(.71)	(.71)	44.33	33.38		146		1.64		1.64		(.60)
Class 529-E:
5/31/2022[5,6]	63.19	(.06)	(13.95)	(14.01)	—	(4.67)	(4.67)	44.51	(23.93)[7]		31		1.01	[8]	1.01	[8]	(.24)[8]
11/30/2021	55.95	(.28)	8.98	8.70	—	(1.46)	(1.46)	63.19	15.85		43		1.01		1.01		(.46)
11/30/2020	46.24	(.02)	12.97	12.95	(.03)	(3.21)	(3.24)	55.95	29.89		38		1.03		1.03		(.05)
11/30/2019	44.52	.10	5.37	5.47	(.10)	(3.65)	(3.75)	46.24	14.24		31		1.07		1.07		.23
11/30/2018	47.11	.09	.94	1.03	—	(3.62)	(3.62)	44.52	2.31		29		1.07		1.07		.19
11/30/2017	35.83	(.02)	12.01	11.99	—	(.71)	(.71)	47.11	34.11		27		1.09		1.09		(.05)
Class 529-T:
5/31/2022[5,6]	65.49	.06	(14.51)	(14.45)	—	(4.67)	(4.67)	46.37	(23.76)[7,9]		—	[10]	.54	[8,9]	.54	[8,9]	.23 [8,9]
11/30/2021	57.79	(.02)	9.28	9.26	(.10)	(1.46)	(1.56)	65.49	16.37	[9]	—	[10]	.57	[9]	.57	[9]	(.02)[9]
11/30/2020	47.64	.19	13.40	13.59	(.23)	(3.21)	(3.44)	57.79	30.50	[9]	—	[10]	.58	[9]	.58	[9]	.39 [9]
11/30/2019	45.78	.31	5.51	5.82	(.31)	(3.65)	(3.96)	47.64	14.78	[9]	—	[10]	.59	[9]	.59	[9]	.70 [9]
11/30/2018	48.30	.31	.95	1.26	(.16)	(3.62)	(3.78)	45.78	2.77	[9]	—	[10]	.61	[9]	.61	[9]	.64 [9]
11/30/2017[5,11]	39.44	.11	8.75	8.86	—	—	—	48.30	22.46	[7,9]	—	[10]	.65	[8,9]	.65	[8,9]	.38 [8,9]
Class 529-F-1:
5/31/2022[5,6]	64.53	.04	(14.27)	(14.23)	—	(4.67)	(4.67)	45.63	(23.77)[7,9]		—	[10]	.60	[8,9]	.60	[8,9]	.17 [8,9]
11/30/2021	57.05	(.03)	9.15	9.12	(.18)	(1.46)	(1.64)	64.53	16.34	[9]	—	[10]	.59	[9]	.59	[9]	(.05)[9]
11/30/2020	47.04	.21	13.23	13.44	(.22)	(3.21)	(3.43)	57.05	30.58	[9]	—	[10]	.58	[9]	.58	[9]	.46 [9]
11/30/2019	45.28	.30	5.44	5.74	(.33)	(3.65)	(3.98)	47.04	14.75		65		.61		.61		.68
11/30/2018	47.80	.30	.94	1.24	(.14)	(3.62)	(3.76)	45.28	2.76		55		.61		.61		.64
11/30/2017	36.34	.16	12.16	12.32	(.15)	(.71)	(.86)	47.80	34.71		45		.64		.64		.39
Class 529-F-2:
5/31/2022[5,6]	65.45	.07	(14.51)	(14.44)	—	(4.67)	(4.67)	46.34	(23.76)[7]		83		.51	[8]	.51	[8]	.26 [8]
11/30/2021	57.74	(.01)	9.29	9.28	(.11)	(1.46)	(1.57)	65.45	16.39		107		.55		.55		(.01)
11/30/2020[5,14]	52.00	(.01)	5.75	5.74	—	—	—	57.74	11.06	[7]	84		.04	[7]	.04	[7]	(.01)[7]
Class 529-F-3:
5/31/2022[5,6]	65.41	.08	(14.49)	(14.41)	—	(4.67)	(4.67)	46.33	(23.73)[7]		—	[10]	.47	[8]	.47	[8]	.31 [8]
11/30/2021	57.74	.05	9.27	9.32	(.19)	(1.46)	(1.65)	65.41	16.48		—	[10]	.50		.47		.07
11/30/2020[5,14]	52.00	— [13]	5.74	5.74	—	—	—	57.74	11.06	[7]	—	[10]	.06	[7]	.04	[7]	(.01)[7]
Class R-1:
5/31/2022[5,6]	58.57	(.17)	(12.83)	(13.00)	—	(4.67)	(4.67)	40.90	(24.13)[7]		29		1.50	[8]	1.50	[8]	(.73)[8]
11/30/2021	52.21	(.54)	8.36	7.82	—	(1.46)	(1.46)	58.57	15.28		40		1.50		1.50		(.95)
11/30/2020	43.52	(.23)	12.13	11.90	—	(3.21)	(3.21)	52.21	29.30		42		1.52		1.52		(.52)
11/30/2019	42.22	(.10)	5.05	4.95	—	(3.65)	(3.65)	43.52	13.68		39		1.55		1.55		(.25)
11/30/2018	45.07	(.13)	.90	.77	—	(3.62)	(3.62)	42.22	1.81		44		1.55		1.55		(.30)
11/30/2017	34.47	(.20)	11.51	11.31	—	(.71)	(.71)	45.07	33.47		50		1.56		1.56		(.52)

Refer to the end of the table for footnotes.

24	The New Economy Fund

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class R-2:
5/31/2022[5,6]	$59.00	$(.18)	$(12.93)	$(13.11)	$—	$(4.67)	$(4.67)	$41.22	(24.13)%[7]	$176		1.54%[8]		1.54%[8]		(.76)%[8]
11/30/2021	52.59	(.55)	8.42	7.87	—	(1.46)	(1.46)	59.00	15.29	244		1.50		1.50		(.96)
11/30/2020	43.81	(.23)	12.22	11.99	—	(3.21)	(3.21)	52.59	29.29	236		1.51		1.51		(.52)
11/30/2019	42.47	(.10)	5.09	4.99	—	(3.65)	(3.65)	43.81	13.70	203		1.55		1.55		(.25)
11/30/2018	45.32	(.13)	.90	.77	—	(3.62)	(3.62)	42.47	1.79	195		1.55		1.55		(.30)
11/30/2017	34.65	(.20)	11.58	11.38	—	(.71)	(.71)	45.32	33.50	200		1.56		1.56		(.52)
Class R-2E:
5/31/2022[5,6]	63.51	(.12)	(14.01)	(14.13)	—	(4.67)	(4.67)	44.71	(24.01)[7]	12		1.23	[8]	1.23	[8]	(.45)[8]
11/30/2021	56.34	(.41)	9.04	8.63	—	(1.46)	(1.46)	63.51	15.61	15		1.21		1.21		(.67)
11/30/2020	46.59	(.11)	13.07	12.96	—	(3.21)	(3.21)	56.34	29.67	14		1.23		1.23		(.23)
11/30/2019	44.88	.02	5.41	5.43	(.07)	(3.65)	(3.72)	46.59	14.02	13		1.25		1.25		.04
11/30/2018	47.55	— [13]	.95	.95	—	(3.62)	(3.62)	44.88	2.11	10		1.26		1.26		(.01)
11/30/2017	36.29	(.10)	12.14	12.04	(.07)	(.71)	(.78)	47.55	33.88	7		1.27		1.27		(.25)
Class R-3:
5/31/2022[5,6]	63.34	(.08)	(13.98)	(14.06)	—	(4.67)	(4.67)	44.61	(23.96)[7]	249		1.07	[8]	1.07	[8]	(.30)[8]
11/30/2021	56.10	(.31)	9.01	8.70	—	(1.46)	(1.46)	63.34	15.80	339		1.06		1.06		(.51)
11/30/2020	46.34	(.03)	13.01	12.98	(.01)	(3.21)	(3.22)	56.10	29.88	322		1.07		1.07		(.07)
11/30/2019	44.58	.09	5.38	5.47	(.06)	(3.65)	(3.71)	46.34	14.20	303		1.10		1.10		.20
11/30/2018	47.20	.07	.93	1.00	—	(3.62)	(3.62)	44.58	2.24	318		1.10		1.10		.15
11/30/2017	35.90	(.03)	12.04	12.01	—	(.71)	(.71)	47.20	34.10	342		1.11		1.11		(.08)
Class R-4:
5/31/2022[5,6]	64.72	— [13]	(14.32)	(14.32)	—	(4.67)	(4.67)	45.73	(23.85)[7]	246		.76	[8]	.76	[8]	.01 [8]
11/30/2021	57.13	(.13)	9.18	9.05	—	(1.46)	(1.46)	64.72	16.16	344		.76		.76		(.21)
11/30/2020	47.11	.11	13.24	13.35	(.12)	(3.21)	(3.33)	57.13	30.26	344		.77		.77		.23
11/30/2019	45.29	.22	5.46	5.68	(.21)	(3.65)	(3.86)	47.11	14.54	332		.80		.80		.51
11/30/2018	47.82	.21	.95	1.16	(.07)	(3.62)	(3.69)	45.29	2.57	382		.80		.80		.45
11/30/2017	36.34	.09	12.19	12.28	(.09)	(.71)	(.80)	47.82	34.51	438		.81		.81		.23
Class R-5E:
5/31/2022[5,6]	65.07	.05	(14.40)	(14.35)	—	(4.67)	(4.67)	46.05	(23.78)[7]	64		.57	[8]	.57	[8]	.20 [8]
11/30/2021	57.43	(.01)	9.22	9.21	(.11)	(1.46)	(1.57)	65.07	16.38	85		.56		.56		(.02)
11/30/2020	47.39	.19	13.33	13.52	(.27)	(3.21)	(3.48)	57.43	30.53	71		.56		.56		.41
11/30/2019	45.59	.26	5.53	5.79	(.34)	(3.65)	(3.99)	47.39	14.79	55		.57		.57		.59
11/30/2018	48.17	.35	.91	1.26	(.22)	(3.62)	(3.84)	45.59	2.78	9		.58		.58		.73
11/30/2017	36.57	.19	12.27	12.46	(.15)	(.71)	(.86)	48.17	34.86	—	[10]	.61		.55		.43
Class R-5:
5/31/2022[5,6]	66.03	.09	(14.65)	(14.56)	—	(4.67)	(4.67)	46.80	(23.73)[7]	80		.45	[8]	.45	[8]	.32 [8]
11/30/2021	58.23	.06	9.35	9.41	(.15)	(1.46)	(1.61)	66.03	16.51	115		.45		.45		.10
11/30/2020	47.96	.27	13.48	13.75	(.27)	(3.21)	(3.48)	58.23	30.66	123		.47		.47		.56
11/30/2019	46.07	.36	5.54	5.90	(.36)	(3.65)	(4.01)	47.96	14.88	126		.49		.49		.81
11/30/2018	48.56	.36	.96	1.32	(.19)	(3.62)	(3.81)	46.07	2.88	133		.50		.50		.76
11/30/2017	36.91	.22	12.34	12.56	(.20)	(.71)	(.91)	48.56	34.88	137		.51		.51		.53
Class R-6:
5/31/2022[5,6]	65.75	.10	(14.58)	(14.48)	—	(4.67)	(4.67)	46.60	(23.71)[7]	7,104		.41	[8]	.41	[8]	.37 [8]
11/30/2021	57.99	.08	9.32	9.40	(.18)	(1.46)	(1.64)	65.75	16.55	8,271		.41		.41		.13
11/30/2020	47.78	.24	13.47	13.71	(.29)	(3.21)	(3.50)	57.99	30.74	6,336		.42		.42		.50
11/30/2019	45.92	.38	5.52	5.90	(.39)	(3.65)	(4.04)	47.78	14.94	3,834		.44		.44		.85
11/30/2018	48.42	.39	.94	1.33	(.21)	(3.62)	(3.83)	45.92	2.92	3,026		.45		.45		.81
11/30/2017	36.81	.24	12.32	12.56	(.24)	(.71)	(.95)	48.42	34.98	2,474		.46		.46		.58

Refer to the end of the table for footnotes.

The New Economy Fund	25

Financial highlights (continued)

	Six months ended May 31,	Year ended November 30,
	2022[5,6,7]	2021	2020	2019	2018	2017
Portfolio turnover rate for all share classes[15]	17%	28%[16]	38%	39%	38%	28%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from AFS and/or CRMC. During some of the years shown, AFS waived a portion of transfer agent services fees for Class F-3 shares. In addition, during one of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Amount less than $.01.
[14]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[15]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[16]	Includes the value of securities sold due to redemptions of shares in-kind. The rate would have been 27% for the year ended November 30, 2021, if the value of securities sold due to in-kind redemptions were included.

Refer to the notes to financial statements.

26	The New Economy Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (December 1, 2021, through May 31, 2022).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The New Economy Fund	27

Expense example (continued)

	Beginning account value 12/1/2021	Ending account value 5/31/2022	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$761.56	$3.25	.74%
Class A – assumed 5% return	1,000.00	1,021.24	3.73	.74
Class C – actual return	1,000.00	758.68	6.58	1.50
Class C – assumed 5% return	1,000.00	1,017.45	7.54	1.50
Class T – actual return	1,000.00	762.63	2.15	.49
Class T – assumed 5% return	1,000.00	1,022.49	2.47	.49
Class F-1 – actual return	1,000.00	761.36	3.47	.79
Class F-1 – assumed 5% return	1,000.00	1,020.99	3.98	.79
Class F-2 – actual return	1,000.00	762.64	2.24	.51
Class F-2 – assumed 5% return	1,000.00	1,022.39	2.57	.51
Class F-3 – actual return	1,000.00	762.91	1.80	.41
Class F-3 – assumed 5% return	1,000.00	1,022.89	2.07	.41
Class 529-A – actual return	1,000.00	761.66	3.38	.77
Class 529-A – assumed 5% return	1,000.00	1,021.09	3.88	.77
Class 529-C – actual return	1,000.00	758.66	6.75	1.54
Class 529-C – assumed 5% return	1,000.00	1,017.25	7.75	1.54
Class 529-E – actual return	1,000.00	760.72	4.43	1.01
Class 529-E – assumed 5% return	1,000.00	1,019.90	5.09	1.01
Class 529-T – actual return	1,000.00	762.42	2.37	.54
Class 529-T – assumed 5% return	1,000.00	1,022.24	2.72	.54
Class 529-F-1 – actual return	1,000.00	762.29	2.64	.60
Class 529-F-1 – assumed 5% return	1,000.00	1,021.94	3.02	.60
Class 529-F-2 – actual return	1,000.00	762.43	2.24	.51
Class 529-F-2 – assumed 5% return	1,000.00	1,022.39	2.57	.51
Class 529-F-3 – actual return	1,000.00	762.73	2.07	.47
Class 529-F-3 – assumed 5% return	1,000.00	1,022.59	2.37	.47
Class R-1 – actual return	1,000.00	758.67	6.58	1.50
Class R-1 – assumed 5% return	1,000.00	1,017.45	7.54	1.50
Class R-2 – actual return	1,000.00	758.70	6.75	1.54
Class R-2 – assumed 5% return	1,000.00	1,017.25	7.75	1.54
Class R-2E – actual return	1,000.00	759.89	5.40	1.23
Class R-2E – assumed 5% return	1,000.00	1,018.80	6.19	1.23
Class R-3 – actual return	1,000.00	760.38	4.70	1.07
Class R-3 – assumed 5% return	1,000.00	1,019.60	5.39	1.07
Class R-4 – actual return	1,000.00	761.54	3.34	.76
Class R-4 – assumed 5% return	1,000.00	1,021.14	3.83	.76
Class R-5E – actual return	1,000.00	762.24	2.50	.57
Class R-5E – assumed 5% return	1,000.00	1,022.09	2.87	.57
Class R-5 – actual return	1,000.00	762.75	1.98	.45
Class R-5 – assumed 5% return	1,000.00	1,022.69	2.27	.45
Class R-6 – actual return	1,000.00	762.94	1.80	.41
Class R-6 – assumed 5% return	1,000.00	1,022.89	2.07	.41

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

28	The New Economy Fund

Liquidity Risk Management Program	unaudited

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2020, through September 30, 2021. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

The New Economy Fund	29

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30	The New Economy Fund

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The New Economy Fund	31

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32	The New Economy Fund

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The New Economy Fund	33

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34	The New Economy Fund

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The New Economy Fund	35

Office of the fund

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address nearest you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111-2900

Counsel

O’Melveny & Myers LLP

400 South Hope Street

Los Angeles, CA 90071-2899

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

36	The New Economy Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

The New Economy Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of The New Economy Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2022, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2021.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2021. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 63% of the time, based on the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NEW ECONOMY FUND

By __/s/ Donald H. Rolfe____________________
Donald H. Rolfe, Principal Executive Officer

Date: July 29, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Donald H. Rolfe_________________
Donald H. Rolfe, Principal Executive Officer

Date: July 29, 2022

By ___/s/ Gregory F. Niland __________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: July 29, 2022